NT 10-Q
                           NOTIFICATION ON LATE FILING

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                 SEC FILE NUMBER
                                     0-23908
                                  CUSIP NUMBER
                                      none
(Check One):
|_| Form 10-K and Form 10-KSB
|_| Form 20-F
|_| Form 11-K
|X| Form 10-Q and Form 10-QSB
|_| Form N-SAR
         For the Quarter Ended:  September 30, 2008

|_| Transition  Report on Form  10-K
|_| Transition  Report on Form 20-F
|_| Transition Report on Form 11-K
|_| Transition Report on Form 10-Q
|_| Transition Report on Form N-SAR
         For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I--Registrant Information
         Full Name of Registrant

                   WNC CALIFORNIA HOUSING TAX CREDITS III L.P.

                            Former Name if Applicable

                     Address of Principal Executive Office
                  (Street and Number) City, State and Zip Code

              17782 SKY PARK CIRCLE, IRVINE, CALIFORNIA 92614-6404

Part II--Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b),the following should be completed. (Check box if appropriate)

|X| (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X| (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_| (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


Part III--Narrative

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach Extra Sheets if Needed)

All parties are completing their review of the Form 10-K annual report for the year ended March 31, 2008. Subsequently, the Registrant will file its quarterly reports on Form 10-Q for the quarters ended June 30, 2008 and September 30, 2008. The Partnership is also finalizing all internal control documentation.

Part IV--Other Information

(1) Name and telephone number of person to contact in regard to this notification.

     Thomas J. Riha
     (714)  662-5565 ext 114

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). |_| Yes |X| No

        Form 10-K Annual Report for the year ending March 31, 2008
        Form 10-Q Quarterly Report for the quarter ending June 30, 2008
        Form 10-Q Quarterly Report for the quarter ending September 30, 2008

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
|_| Yes |X| No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     WNC CALIFORNIA HOUSING TAX CREDITS III L.P. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

WNC CALIFORNIA HOUSING TAX CREDITS III L.P.

By:  WNC California Tax Credit Partners III, L.P.    General Partner

By:  WNC & Associates, Inc.                          General Partner



By: /s/ Thomas J. Riha
   ---------------------
Thomas J. Riha  Senior Vice President - Chief Financial Officer

Date: November 14, 2008